Fair Value	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value

NOTE 9    FAIR VALUE

FASB ASC 820 defines fair value, establishes a framework for measuring fair value under U.S. generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under FASB ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under FASB ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, with the first two inputs considered observable and the last input considered unobservable, that may be used to measure fair value as follows:

•	Level one—Quoted market prices in active markets for identical assets or liabilities;

•	Level two—Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three—Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company issued Class A and Class B warrants to purchase common stock as well as warrants to purchase Series D preferred stock. These warrants have a conversion price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original issue price of the respective warrant, the conversion price shall be adjusted to a price equal to the price paid per share for such additional stock. The Company has determined that these warrants fall within the scope of ASC 815. The Company will account for them as liabilities and record them at fair value measured at the transaction date and again at each reporting period. The fair value of the warrants were determined using estimates and assumptions that are not readily available in public markets and the Company has designated this liability as Level 3. The assumptions used for the fair value calculation as well as the changes in the value of the warrant liability are shown in NOTE 7 WARRANTS.